Leases - Classification of lease liabilities (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Apr. 01, 2019
Lease liabilities, by classification
Current lease liabilities	₨ 61,267
Non-current lease liabilities	478,361
Total	₨ 539,628	₨ 210,130